INCOME TAXES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 110,900,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,186,000	$ 1,186,000